Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
Provision for creditors and various suppliers	R$ 239,901	R$ 219,867	R$ 47,070
Lease financial liabilities (Note 24 a)	137,085	111,328	70,460	R$ 9,405
Payments to be processed	48,639	44,732	60,472
Contract liabilities(a)	48,943	38,867
Agreements to be transferred	37,301	28,923	50
Provisions for salaries, vacations and other labor charges	44,684	21,518	11,855
Administrative check	7	4,235	1,379
Other liabilities	27,439	3,005	512
Financing to be released	17,704	2,638	3,752
Foreign exchange transactions	1,212
Payable Dividends	11	7	15,398
Other	14,424	300	5,167
Total other liabilities	R$ 617,349	R$ 475,420	R$ 216,115